Non-Current Provisions - Schedule of Non-Current Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other provisions [abstract]
Pension retirement obligations	€ 1,474	€ 1,536		€ 1,260
Total	€ 1,474	€ 1,536	[1]	€ 1,260	[1]	€ 853

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.